Earnings per Unit and Cash Distributions - Calculations of Basic and Diluted Earnings per Unit (Details) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
	May 18, 2016	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Earnings per Unit and Cash Distributions
Net income		$ 82,165	$ 68,064	$ 61,102
Less: Series A Preferred unitholders' interest in net income		7,200	5,253
Net income attributable to the unitholders of KNOT Offshore Partners LP		74,965	62,811	61,102
Less: Distributions		72,136	67,171	61,528
Under (over) distributed earnings		$ 2,829	$ (4,360)	$ (426)
Weighted average units outstanding (basic):
General Partner | shares		615	567	559
Weighted average units outstanding (diluted):
General Partner | shares		615	567	559
Earnings per unit (basic):
General Partner | $ / shares		$ 2.251	$ 2.046	$ 2.248
Earnings per unit (diluted):
General Partner | $ / shares		2.251	2.046	2.248
Ratio for conversion of subordinated units into common units	1
Cash distributions declared and paid in the period
Earnings per unit (diluted):
Distributions per unit | $ / shares		2.080	2.080	2.080
Subsequent event: Cash distributions declared and paid relating to the period
Earnings per unit (diluted):
Distributions per unit | $ / shares		$ 0.520	$ 0.520	$ 0.520
Common Units
Weighted average units outstanding (basic):
Common and subordinated unitholders | shares		32,694	30,068	23,917
Weighted average units outstanding (diluted):
Common and subordinated unitholders | shares		36,370	32,804	23,917
Earnings per unit (basic):
Common and subordinated unitholders | $ / shares		$ 2.251	$ 2.050	$ 2.291
Earnings per unit (diluted):
Common and subordinated unitholders | $ / shares		$ 2.217	$ 2.037	$ 2.291
Subordinated Units
Weighted average units outstanding (basic):
Common and subordinated unitholders | shares				3,277
Weighted average units outstanding (diluted):
Common and subordinated unitholders | shares				3,277
Earnings per unit (basic):
Common and subordinated unitholders | $ / shares				$ 1.542
Earnings per unit (diluted):
Common and subordinated unitholders | $ / shares				$ 1.542
Limited Partner | Common Units
Earnings per Unit and Cash Distributions
Net income attributable to the unitholders of KNOT Offshore Partners LP		$ 73,581	$ 61,651	$ 54,794
Under (over) distributed earnings		2,777	(4,280)	(417)
Limited Partner | Subordinated Units
Earnings per Unit and Cash Distributions
Net income attributable to the unitholders of KNOT Offshore Partners LP				5,052
General Partner
Earnings per Unit and Cash Distributions
Net income attributable to the unitholders of KNOT Offshore Partners LP		1,384	1,160	1,256
Under (over) distributed earnings		52	(80)	(9)
IDR Holders
Earnings per Unit and Cash Distributions
Net income		2,800	2,600	2,400
Less: Distributions		$ 2,800	$ 2,600	$ 2,400